Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$346,756.62

Principal:
Principal Collections	$5,999,160.37
Prepayments in Full	$2,215,139.58
Liquidation Proceeds	$77,977.02
Recoveries	$35,139.39
Sub Total	$8,327,416.36
Collections	$8,674,172.98

Purchase Amounts:
Purchase Amounts Related to Principal	$261,999.61
Purchase Amounts Related to Interest	$1,384.57
Sub Total	$263,384.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,937,557.16

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$8,937,557.16
Servicing Fee	$80,442.41	$80,442.41	$0.00	$0.00	$8,857,114.75
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,857,114.75
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,857,114.75
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,857,114.75
Interest - Class A-4 Notes	$23,697.07	$23,697.07	$0.00	$0.00	$8,833,417.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,833,417.68
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$8,755,162.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,755,162.26
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$8,697,738.93
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,697,738.93
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$8,625,513.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,625,513.93
Regular Principal Payment	$7,770,049.31	$7,770,049.31	$0.00	$0.00	$855,464.62
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$855,464.62
Residuel Released to Depositor	$0.00	$855,464.62	$0.00	$0.00	$0.00
Total		$8,937,557.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,770,049.31
Total					$7,770,049.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,770,049.31	$53.73	$23,697.07	$0.16	$7,793,746.38	$53.89
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$7,770,049.31	$7.13	$231,600.82	$0.21	$8,001,650.13	$7.34

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$13,226,270.26	0.0914680	$5,456,220.95	0.0377332
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$88,076,270.26	0.0807854	$80,306,220.95	0.0736585

Pool Information
Weighted Average APR	4.563%	4.571%
Weighted Average Remaining Term	18.86	18.10
Number of Receivables Outstanding	13,421	12,789
Pool Balance	$96,530,897.28	$87,882,327.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$88,076,270.26	$80,306,220.95
Pool Factor	0.0804424	0.0732353

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$7,576,106.34
Targeted Overcollateralization Amount	$7,576,106.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,576,106.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	48

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		83	$94,293.41
(Recoveries)		116	$35,139.39
Net Losses for Current Collection Period			$59,154.02
Cumulative Net Losses Last Collection Period			$8,744,839.39
Cumulative Net Losses for all Collection Periods			$8,803,993.41

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.74%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.69%	367	$3,239,721.88
61-90 Days Delinquent	0.21%	16	$186,635.83
91-120 Days Delinquent	0.09%	7	$77,813.20
Over 120 Days Delinquent	0.99%	73	$873,338.59
Total Delinquent Receivables	4.98%	463	$4,377,509.50

Repossession Inventory:
Repossessed in the Current Collection Period		4	$45,651.32
Total Repossessed Inventory		7	$65,147.30

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5115%
Preceding Collection Period			0.8028%
Current Collection Period			0.7698%
Three Month Average			0.6947%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8909%
Preceding Collection Period			0.8643%
Current Collection Period			0.7506%
Three Month Average			0.8353%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer